SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Apr. 30, 2017
Summary Of Significant Accounting Policies Tables
Estimated useful life of the related asset
Furniture and fixtures	5 years
Machinery and equipment	5 years
Software and hardware	5 years

Summary of derivative liabilities
April 30, 2017	Total	Level 1	Level 2	Level 3

Derivative liability	$6,610,001	$-	$-	$6,610,001

April 30, 2016	Total	Level 1	Level 2	Level 3

Derivative liability	$395,619	$-	$-	$395,619